Intangible Assets - Key Assumptions by CGU for Impairment Test (Details) $ in Millions		12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of information for cash-generating units [line items]
Risk premium basis points	0.0100	0.0050		0.0050
Impairment of long-lived assets	$ 0	$ 0	[1]	$ 0	$ 2,801,000,000	$ 1,248,000,000
Mexico
Disclosure of information for cash-generating units [line items]
Impairment of long-lived assets					$ 1,975,000,000
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.80%	8.80%		8.80%	9.00%
Post-tax WACC	6.20%	6.20%		6.20%	6.30%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.90%	3.90%		3.90%
Expected Volume Growth Rates	5.00%	5.00%		5.00%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					4.10%
Expected Volume Growth Rates					5.40%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.40%	11.40%		11.40%	10.90%
Post-tax WACC	7.20%	7.20%		7.20%	6.80%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.90%	3.90%		3.90%
Expected Volume Growth Rates	3.30%	3.30%		3.30%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					3.60%
Expected Volume Growth Rates					4.10%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.50%	10.50%		10.50%	12.00%
Post-tax WACC	7.90%	7.90%		7.90%	7.90%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.40%	3.40%		3.40%
Expected Volume Growth Rates	3.50%	3.50%		3.50%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					3.10%
Expected Volume Growth Rates					6.60%
Colombia | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles				$ 762,000,000	$ 660,000,000
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	16.80%	16.80%		16.80%	16.00%
Post-tax WACC	11.80%	11.80%		11.80%	12.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	10.10%	10.10%		10.10%
Expected Volume Growth Rates	5.20%	5.20%		5.20%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					35.10%
Expected Volume Growth Rates					4.50%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.80%	8.80%		8.80%	9.50%
Post-tax WACC	6.80%	6.80%		6.80%	7.20%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.80%	3.80%		3.80%
Expected Volume Growth Rates	7.30%	7.30%		7.30%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					4.00%
Expected Volume Growth Rates					11.90%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.80%	10.80%		10.80%	12.00%
Post-tax WACC	7.90%	7.90%		7.90%	8.50%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.30%	2.30%		2.30%
Expected Volume Growth Rates	6.10%	6.10%		6.10%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					2.80%
Expected Volume Growth Rates					6.60%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	21.60%	21.60%		21.60%	23.00%
Post-tax WACC	14.10%	14.10%		14.10%	13.10%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.30%	3.30%		3.30%
Expected Volume Growth Rates	6.20%	6.20%		6.20%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					3.50%
Expected Volume Growth Rates					6.50%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.30%	11.30%		11.30%	11.70%
Post-tax WACC	8.60%	8.60%		8.60%	9.10%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	1.00%	1.00%		1.00%
Expected Volume Growth Rates	5.60%	5.60%		5.60%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					1.80%
Expected Volume Growth Rates					6.30%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.00%	9.00%		9.00%	9.50%
Post-tax WACC	6.80%	6.80%		6.80%	7.10%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.50%	4.50%		4.50%
Expected Volume Growth Rates	4.50%	4.50%		4.50%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					5.10%
Expected Volume Growth Rates					4.20%
Chile | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles				$ 6,742,000,000	$ 6,383,000,000
Chile | Health Division | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.20%	8.20%		8.20%	6.80%
Post-tax WACC	7.20%	7.20%		7.20%	5.90%
Chile | Health Division | 2026 - 2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.20%	3.20%		3.20%
Expected Volume Growth Rates	3.00%	3.00%		3.00%
Chile | Health Division | 2025-2029 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					3.10%
Expected Volume Growth Rates					1.90%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	5.40%	5.40%		5.40%	5.70%
Post-tax WACC	5.00%	5.00%		5.00%	5.30%
Impairment charge, intangibles				$ 22,642,000,000
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2026 - 2030
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	0.90%	0.90%		0.90%
Expected Volume Growth Rates	5.70%	5.70%		5.70%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | 2025-2029
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation					1.00%
Expected Volume Growth Rates					4.50%
South America | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles				$ 7,523,000,000
Ecuador | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles				$ 19,000,000	$ 31,000,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4